LEADER CAPITAL HIGH QUALITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Shares		Fair Value
	COMMON STOCK - 0.1%
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
6,504,248	Boxabl, Inc. (a)(b)(c)(d)	$780,510

	TOTAL COMMON STOCK - (Cost $411,068)	780,510

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 85.7%
	COLLATERALIZED LOAN OBLIGATIONS - 83.9%
1,500,000	AMMC CLO 26, LTD. (a)(e)	2023-26	Class B-1	7.844	4/15/2036	$1,507,550
1,000,000	AMMC CLO 26, LTD. (a)(e)	2023-26	Class C	8.794	4/15/2036	1,015,645
1,000,000	Apidos CLO XV 2013-15RR, LTD. (a)(e)	2013-15RR	Class B-RR	7.227	4/20/2031	1,002,710
500,000	Apidos CLO XV 2013-15RR, LTD. (a)(e)	2013-15RR	Class C-RR	7.527	4/20/2031	501,326
3,700,000	Ares LXX CLO, LTD. (a)(e)	2023-70A	Class B-1	7.796	10/25/2035	3,725,036
6,000,000	Ares LXX CLO, LTD. (a)(e)	2023-70A	Class C	8.296	10/25/2035	6,130,110
500,000	Ares XXXIIR CLO, LTD. (a)(e)	2018-32R	Class B	7.441	5/15/2030	500,729
6,000,000	Ares XXXIR CLO, LTD. (a)(e)	2018-31	Class C	7.540	5/24/2030	6,013,442
6,000,000	Atlantic Avenue 2024-2, LTD. (a)(e)	2024-2A	Class C	8.401	4/20/2037	6,018,632
6,000,000	Atlantic Avenue 2023-1, LTD. (a)(e)	2023-1A	Class C	9.081	10/20/2036	6,103,543
2,250,000	Atlas Senior Loan Fund XXI, LTD. (a)(e)	2023-21A	Class C	9.526	7/20/2035	2,262,617
5,640,000	Atlas Senior Loan Fund XVII, LTD. (a)(e)	2021-17A	Class C	8.027	10/20/2034	5,689,766
4,000,000	Atrium CLO 2017-13, LTD. (a)(e)	2017-13	Class C	7.474	11/21/2030	4,018,911
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(e)	2023-4	Class B	7.865	10/21/2036	2,014,399
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (a)(e)	2023-4	Class C	8.265	10/21/2036	2,043,054
2,000,000	Ballyrock CLO 25, LTD. (a)(e)	2023-25A	Class B	8.372	1/25/2036	2,008,975
1,000,000	Battalion CLO X 2016-10R2, LTD. (a)(e)	2016-10R2	Class B-R2	7.710	1/24/2035	1,008,665
2,000,000	Battalion CLO 2021-19, LTD. (a)(e)	2021-19	Class B	7.255	4/15/2034	2,003,841
1,000,000	Beechwood Park CLO 2019-1R. LTD. (a)(e)	2019-1R	Class B-2A-R	7.153	1/17/2035	1,018,597
2,000,000	Benefit Street Partners CLO VIII, LTD. (a)(e)	2015-8R	Class B-R	7.527	1/20/2031	2,003,712
3,000,000	Benefit Street Partners CLO XXXII, LTD. (a)(e)	2023-32A	Class B	7.822	10/25/2036	3,019,748
4,000,000	Birch Grove CLO 2023-6A, LTD. (a)(e)	2023-6A	Class C	8.689	7/20/2035	4,074,528
3,000,000	Birch Grove CLO 7, LTD. (a)(e)	2023-7A	Class B	8.227	10/20/2036	3,020,702
5,000,000	Birch Grove CLO 7, LTD. (a)(e)	2023-7A	Class C	8.627	10/20/2036	5,133,363
4,000,000	BlackRock Shasta CLO XIII, LLC (a)(e)	2024-1A	Class B	7.699	7/15/2036	4,000,000
12,500,000	BlackRock Shasta CLO XIII, LLC (a)(e)	2024-1A	Class C	8.349	7/15/2036	12,500,000
2,337,500	Blue Mountain CLO 2013-2R, LTD. (a)(e)	2013-2R	Class C-R	7.624	10/22/2030	2,346,423
5,200,000	Blue Mountain Fuji US CLO 2018-3, LTD. (a)(e)	2018-3	Class C	7.355	1/15/2030	5,213,495
2,400,000	Blue Mountain CLO 2016-3R, LTD. (a)(e)	2016-3R	Class C-R	7.841	11/15/2030	2,408,196
750,000	Blue Mountain CLO 2016-2R2, LTD. (a)(e)	2016-2R2	Class B-R2	7.879	8/20/2032	751,875
1,000,000	Blue Mountain CLO XXII 2018-22, LTD. (a)(e)	2018-22	Class C	7.605	7/15/2031	1,002,591
8,000,000	Brightwood Capital MM CLO 2024-2, LTD. (a)(e)	2024-2A	Class C	9.171	4/15/2036	8,040,297
6,000,000	Bryant Park Funding 2023-21, LTD. (a)(e)	2023-21	Class B	8.235	10/20/2036	6,045,903
2,000,000	Bryant Park Funding 2023-21, LTD. (a)(e)	2023-21	Class C	8.985	10/20/2036	2,042,725
6,000,000	CFIP CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	8.257	10/18/2034	6,053,814
2,500,000	CIFC Funding 2014-III-R2, LTD. (a)(e)	2014-III-R2	Class C-R2	8.024	10/22/2031	2,506,632
5,000,000	CQS US CLO, LTD. (a)(e)	2021-1A	Class C	7.969	1/20/2035	4,999,990
625,000	Canyon CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	7.655	7/15/2030	626,508
2,000,000	Canyon CLO 2019-1R, LTD. (a)(e)	2019-1R	Class C-R	7.755	4/15/2032	2,010,596
6,000,000	Canyon CLO 2023-1, LTD. (a)(e)	2023-1A	Class B	8.063	10/15/2036	6,045,599
3,000,000	Canyon CLO 2023-1, LTD. (a)(e)	2023-1A	Class C	8.413	10/15/2036	3,063,923
5,550,000	Carlyle Global Market Strategies CLO 2012-4R3, LTD. (a)(e)	2012-4R3	Class C-R3	8.274	4/22/2032	5,562,178
3,000,000	Carlyle Global Market Strategies CLO 2013-3R, LTD (a)(e)	2013-3R	Class B-R	7.355	10/15/2030	3,011,134
1,000,000	Carlyle Global Market Strategies CLO 2014-1-R2, LTD. (a)(e)	2014-1R2	Class C-R2	7.464	4/17/2031	1,003,653
1,000,000	Carlyle Global Market Strategies CLO 2014-5RR, LTD. (a)(e)	2014-5RR	Class C-RR	7.905	7/15/2031	1,002,586
3,050,000	Carlyle Global Market Strategies CLO 2015-3R, LTD. (a)(e)	2015-1R3	Class B-R3	7.227	7/20/2031	3,055,297
1,000,000	Carlyle US CLO 2021-8, LTD. (a)(e)	2021-8	Class B	7.305	10/15/2034	1,002,567
2,500,000	Carlyle US CLO 2017-1R, LTD. (a)(e)	2017-1R	Class B-R	7.877	4/20/2031	2,506,620
1,000,000	Carlyle US CLO 2017-5, LTD. (a)(e)	2017-5	Class B	7.477	1/20/2030	1,005,101
5,000,000	Carlyle US CLO 2022-6, LTD. (a)(e)	2022-6A	Class B-R	7.826	10/25/2036	5,036,312
9,500,000	Carlyle US CLO 2022-6, LTD. (a)(e)	2022-6A	Class C-R	8.326	10/25/2036	9,763,104
4,000,000	Carlyle US CLO 2023-2, LTD. (a)(e)	2023-2	Class C	8.255	7/20/2036	4,074,773
5,000,000	Carlyle US CLO 2023-5, LTD. (a)(e)	2023-5	Class B	8.028	1/27/2036	5,048,971
10,000,000	Carlyle US CLO 2023-5, LTD. (a)(e)	2023-5	Class C	8.378	1/27/2036	10,036,715
5,000,000	Carlyle US CLO 2023-1, LTD. (a)(e)	2023-1	Class B	7.907	7/20/2035	5,035,838
2,000,000	Churchill NCDLC CLO-III (a)(e)	2024-1A	Class B	7.957	4/20/2036	2,000,038
1,915,000	Columbia Cent CLO 30, LTD. (a)(e)	2020-30A	Class C	8.227	1/20/2034	1,920,165
7,000,000	Columbia Cent CLO 33, LTD. (a)(e)	2024-33A	Class C	8.026	4/20/2037	7,000,000
2,500,000	Columbia Cent CLO 32, LTD. (a)(e)	2022-32A	Class C	8.489	7/24/2034	2,517,545
3,000,000	Cook Park CLO 2018-1A, LTD. (a)(e)	2018-1A	Class C	7.414	4/17/2030	3,007,838
1,280,000	Crestline Denali CLO XIV, LTD. (a)(e)	2016-14R	Class C-R	8.024	10/23/2031	1,283,408
8,000,000	Diameter Capital CLO 5 (a)(e)	2023-5A	Class A-2	7.796	10/15/2036	8,060,953
1,000,000	Dryden 49R Senior Loan Fund (a)(e)	2017-49R	Class C-R	7.707	7/18/2030	1,003,413
2,000,000	Dryden 80A Senior Loan Fund (a)(e)	2019-80A	Class C-R	7.553	1/17/2033	2,003,117
1,000,000	Dryden 30-R Senior Loan Fund (a)(e)	2013-30R	Class C-R	7.341	11/15/2028	1,002,512
2,500,000	Dryden 36 Senior Loan Fund (a)(e)	2014-R3	Class B-R3	7.105	4/15/2029	2,504,921
1,250,000	Dryden CLO 2019-72R, LTD. (a)(e)	2019-72R	Class C-R	7.491	5/15/2032	1,253,123
8,000,000	Dryden Senior Loan Fund (a)(e)	2023-107	Class C	8.310	8/15/2035	8,199,420
5,000,000	Elevation CLO 2020-11, LTD. (a)(e)	2020-11	Class C	7.796	4/15/2033	5,007,738
1,000,000	Elevation CLO 2017, LTD. (a)(e)	2017-8	Class C	7.690	10/25/2030	1,003,865
9,000,000	Elevation CLO 2023-17, LTD. (a)(e)	2023-17A	Class C	8.680	10/20/2036	9,192,389
8,000,000	Elmwood CLO 24, LTD. (a)(e)	2023-3A	Class C	8.327	12/11/2033	8,037,039
3,635,000	Galaxy CLO XV 2013-15RR, LTD. (a)(e)	2013-15RR	Class C-RR	7.505	10/15/2030	3,648,480
9,000,000	Golub Capital Partners CLO 71(M) (a)(e)	2024-71A	Class B	7.925	2/9/2037	8,999,649
15,000,000	Golub Capital Partners CLO 71(M) (a)(e)	2024-71A	Class C	8.575	2/9/2037	15,267,050
2,450,000	Greywolf CLO II, LTD. (a)(e)	2013-1A	Class A1	7.168	4/15/2034	2,458,624
2,181,000	Greywolf CLO 2015-5R, LTD. (a)(e)	2015-5R	Class A-2-R	7.320	1/25/2031	2,188,066
500,000	Greywolf CLO 2015-5R, LTD. (a)(e)	2015-5R	Class B-R	7.640	1/25/2031	504,826

LEADER CAPITAL HIGH QUALITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 85.7% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS - 83.9% (Continued)
500,000	Harbourview CLO 2018-7R, LTD. (a)(e)	2018-7R	Class B	7.357	7/18/2031	$501,450
3,000,000	HPS Loan Management 2013-2, LTD. (a)(e)	2013-2	Class B-R	7.577	10/20/2029	3,011,415
4,600,000	ICG US CLO 2017-IRR, LTD. (a)(e)	2017-1RR	Class C-RR	8.052	7/28/2034	4,637,278
13,500,000	Invesco U.S. CLO 2023-4, LTD. (a)(e)	2023-4A	Class C	8.380	1/18/2037	13,536,293
5,000,000	KKR CLO 36, LTD. (a)(e)	2021-36A	Class C	7.805	10/15/2034	5,013,198
7,500,000	KREF 2021-FL2, LTD. (a)(e)	2021-FL2	Class A-S	6.744	2/15/2039	7,122,594
1,250,000	LCM XVI 2014-16R, LTD. (a)(e)	2014-16RR	Class C-R2	7.905	10/15/2031	1,253,235
2,000,000	LCM XIV 2013-14R, LTD. (a)(e)	2013-14R	Class C-R	7.527	7/20/2031	2,006,419
5,000,000	LCM XVIII 2015-18R, LTD. (a)(e)	2015-18R	Class C-R	7.527	7/20/2031	5,016,905
4,000,000	LCM XXII, LTD. (a)(e)	2018-22R	Class B-R	7.677	10/20/2028	4,020,699
440,000	LCM XXV 2017-25, LTD. (a)(e)	2017-25	Class C-2	7.977	7/20/2030	441,603
1,650,000	LCM XVII 2014-17RR, LTD. (a)(e)	2014-17RR	Class B-RR	7.255	10/15/2031	1,653,968
3,000,000	LCM XVII 2014-17RR, LTD. (a)(e)	2014-17RR	Class C-RR	7.755	10/15/2031	3,007,766
6,600,000	LCM XXV 2018-26, LTD. (a)(e)	2018-26	Class C	7.477	1/20/2031	6,617,507
3,500,000	LCM 2019-30R, LTD. (a)(e)	2019-30R	Class C-R	7.677	4/20/2031	3,507,873
8,000,000	LoanCore 2021-CRE5 Issuer LTD. (a)(e)	2021-CRE5	Class AS	7.187	7/16/2036	7,867,147
1,100,000	Madison Park Funding LIX 2021-59, LTD. (a)(e)	2021-59	Class C	7.757	1/18/2034	1,105,844
5,000,000	Marathon VIII 2015-8R, LTD. (a)(e)	2015-8R	Class B-R	8.157	10/18/2031	5,013,054
500,000	MARBLE POINT CLO XII LTD. (a)(e)	2018-12	Class C	7.505	7/16/2031	501,656
10,400,000	Nassau 2018-II, LTD. (a)(e)	2018-II	Class C	8.205	10/15/2031	10,426,840
3,500,000	Nassau 2019-I, LTD. (a)(e)	2019-IA	Class B-R	8.176	4/15/2031	3,509,030
5,000,000	Nassau 2019-II, LTD. (a)(e)	2019-IIA	Class BN	8.105	10/15/2032	5,010,672
1,000,000	Neuberger Berman Loan Advisors CLO 40, LTD. (a)(e)	2021-40	Class B	7.055	4/16/2033	1,002,605
2,500,000	Newark BSL CLO 2017-2R, LTD (a)(e)	2017-2R	Class B-R	7.390	7/25/2030	2,506,362
12,000,000	Northwoods Capital 22, LTD. (a)(e)	2020-22A	Class C-R-R	8.183	3/16/2037	12,085,492
5,000,000	Northwoods Capital XV, LTD. (a)(e)	2017-15	Class C-1-R	8.159	6/20/2034	5,013,361
4,000,000	OCP CLO 2014-5R, LTD. (a)(e)	2014-5R	Class B-R	7.441	4/26/2031	4,010,845
2,000,000	OCP CLO 2014-7RR, LTD. (a)(e)	2014-7RR	Class B-1-RR	7.927	7/20/2029	2,009,205
1,990,000	OZLM XXII, LTD. (a)(e)	2018-22	Class B	7.464	1/17/2031	1,995,198
566,667	OZLM XVIII, Ltd. (a)(e)	2018-18	Class C	7.505	4/15/2031	568,136
1,000,000	OHA Credit Funding 3, LTD. (a)(e)	2019-3R	Class B-R	7.327	7/2/2035	1,004,052
18,000,000	OFSI BSL XIII CLO, LTD. (a)(e)	2024-13A	Class C	8.099	4/20/2037	18,000,000
5,765,000	Oaktree CLO 2019-2, LTD. (a)(e)	2019-2R	Class B-R	8.355	4/15/2031	5,794,181
15,000,000	Ocean Trails CLO XV, LTD. (a)(e)	2024-15A	Class C	8.167	1/15/2037	15,032,714
1,000,000	OCP CLO 2019-16R, LTD. (a)(e)	2019-16R	Class C-R	7.518	4/10/2033	1,005,059
3,000,000	Octagon Investment Partners 46, LTD. (a)(e)	2020-2A	Class C-R	7.776	7/15/2036	3,012,416
500,000	Octagon Investment Partners 2012-14RR, LTD. (a)(e)	2012-14RR	Class B-RR	7.755	7/15/2029	501,852
1,000,000	Octagon Investment Partners XVI, LTD. (a)(e)	2013-16R	Class B-R	7.264	7/17/2030	1,002,427
1,000,000	Octagon Investment Partners XVII, LTD. (a)(e)	2014-17-R2	Class C-R2	7.340	1/25/2031	1,002,689
1,000,000	OHA Credit Partners XIV, LTD. (a)(e)	2017-14	Class B	7.174	10/17/2030	1,003,155
5,000,000	Park Avenue Institutional Advisers CLO 2018-1, LTD. (a)(e)	2018-1R	Class B-R	7.777	10/20/2031	5,013,245
8,440,000	Sound Point CLO IV-R, LTD. (a)(e)	2018-4R	Class C	7.907	4/18/2031	8,462,066
2,500,000	Sound Point CLO VII-R, LTD. (a)(e)	2018-7R	Class C	7.924	10/23/2031	2,506,660
10,000,000	Sound Point CLO XXI, LTD. (a)(e)	2018-21	Class B	7.841	10/26/2031	10,027,079
2,000,000	Sycamore Tree CLO 2021-1A, LTD. (a)(e)	2021-1A	Class B1	7.477	10/20/2034	2,009,185
5,000,000	Sycamore Tree CLO 2024-5A, LTD. (a)(e)	2024-5A	Class C	8.079	4/20/2036	5,009,073
6,000,000	Symphony CLO 2014-15R3, LTD. (a)(e)	2014-15R3	Class C-R3	8.014	1/17/2032	6,013,559
2,090,000	Symphony CLO XX, LTD. (a)(e)	2018-20A	Class C-R	8.005	1/16/2032	2,101,075
1,020,000	TCI-Symphony CLO 2017-1R, LTD. (a)(e)	2017-1R	Class C-R	7.455	7/15/2030	1,023,630
375,000	TICP CLO 2018-12R, LTD. (a)(e)	2018-12R	Class B-R	7.305	7/15/2034	376,354
1,500,000	Wind River 2018-2 CLO, LTD. (a)(e)	2018-2	Class C	7.862	7/15/2030	1,504,937
1,000,000	TIAA CLO IV, LTD. (a)(e)	2018-4	Class A-2	7.377	1/20/2032	1,001,681
2,500,000	Trestles CLO 2017-1A, LTD. (a)(e)	2017-1A	Class B-1-R	7.390	4/25/2032	2,513,380
2,000,000	Trinitas CLO IX, LTD. (a)(e)	2018-9A	Class CR	7.829	1/20/2032	2,005,294
2,500,000	Trysail CLO 2021-1, LTD. (a)(e)	2021-1A	Class C	8.077	7/20/2032	2,512,855
10,000,000	BlackRock Baker CLO 2021-1, LTD. (a)(e)	2021-1	Class C	8.255	1/15/2034	10,086,330
1,800,000	Vibrant CLO VIII, LTD (a)(e)	2018-8	Class B-1	7.477	1/20/2031	1,804,465
1,200,000	Vibrant CLO XR, LTD. (a)(e)	2018-10RA	Class B	8.258	4/20/2036	1,199,995
1,250,000	Voya CLO 2015-3R, LTD. (a)(e)	2015-3R	Class B-R	7.877	10/20/2031	1,254,017
2,500,000	Voya CLO 2014-4R, LTD. (a)(e)	2014-4R	Class B-R2	7.745	7/14/2031	2,508,233
275,000	Voya CLO 2017-2R, LTD. (a)(e)	2017-2R	Class A-2A-R	7.305	6/7/2030	275,553
1,300,000	Voya CLO 2012-4R3, LTD. (a)(e)	2012-4R3	Class B-R3	7.605	10/15/2030	1,304,818
4,000,000	Warwick Capital CLO 2023-2, LTD. (a)(e)	2023-2A	Class B	8.077	1/15/2037	4,033,634
3,500,000	Warwick Capital CLO 2023-2, LTD. (a)(e)	2023-2A	Class C	8.827	1/15/2037	3,581,179
5,500,000	Warwick Capital CLO 2024-3, LTD. (a)(e)	2024-3A	Class C	8.070	4/20/2037	5,513,564
4,000,000	Warwick Capital CLO 2023-1, LTD. (a)(e)	2023-1	Class B	8.180	10/20/2036	4,032,602
1,500,000	Warwick Capital CLO 2023-1, LTD. (a)(e)	2023-1	Class C	9.030	10/20/2036	1,532,020
5,500,000	Wellfleet CLO 2021-2A, LTD. (a)(e)	2021-2A	Class C	8.005	7/15/2034	5,516,161
4,000,000	Wind River 2019-3 CLO, LTD. (a)(e)	2019-3R	Class C-R	7.855	4/15/2031	4,016,240
375,000	Wind River 2021-2 CLO, LTD. (a)(e)	2021-2	Class B	7.327	7/20/2034	375,990
3,000,000	Wind River 2021-2 CLO, LTD. (a)(e)	2021-2A	Class C	7.627	7/20/2034	3,008,255
7,000,000	Wind River 2024-1 CLO, LTD. (a)(e)	2024-1A	Class C	8.099	4/20/2037	7,000,000
						577,162,510
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
3,437,000	Greystone CRE Notes (a)(e)	2024-HC3	Class B	8.963	9/15/2041	3,431,390
5,156,000	Greystone CRE Notes (a)(e)	2024-HC3	Class C	9.762	9/15/2041	5,155,885
4,525,000	HONO 2021-LULU Mortgage Trust (a)(e)	2021	Class C	7.326	12/15/2036	4,278,464
						12,865,738

	TOTAL ASSET BACKED SECURITIES - (Cost $575,775,921)					590,028,248

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 0.8%
	BANKING - 0.4%
200,000	JPMorgan Chase & Co. Senior Notes (e)	6.652	4/26/2026	$201,816
200,000	Morgan Stanley & Co. Notes (e)	6.260	2/18/2026	200,985
2,000,000	Natwest Markets PLC Notes (a)(e)	6.018	9/29/2026	1,991,762

				2,394,564
	LIFE INSURANCE CARRIERS - 0.4%
3,000,000	ING Groep N.V. (e)	6.264	4/1/2027	3,013,186

	TOTAL CORPORATE BONDS - (Cost $5,177,950)			5,407,750

LEADER CAPITAL HIGH QUALITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2024

Principal Amount ($)		Coupon Rate (%)	Fair Value
	MONEY MARKET FUND - 20.7%
142,440,970	First American Government Obligations Fund, Class X (f)	5.234	142,440,970

	TOTAL SHORT TERM INVESTMESTS - (Cost $142,440,970)		142,440,970

	TOTAL INVESTMENTS - 107.3% - (Cost $723,805,909)		738,657,477
	LIABILITIES IN EXCESS OF OTHER ASSETS - -(7.3%)		(50,088,838)
	NET ASSETS - 100.0%		$688,568,639

LTD - Limited Company

PLC - Private Limited Company

NV - Naamloze Vennootschap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024, the total market value of 144A securities is $592,800,520 or 86.1% of net assets.
(b)	The Valuation Designee has determined that these securities are illiquid. As of April 30, 2024, these securities amounted to $780,510 or 0.1% of net assets.
(c)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.
(d)	Non-income producing security.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(f)	Rate disclosed is the seven day effective yield as of April 30, 2024.